Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO Sarah Friar ($)(1)(2)	Compensation Actually Paid for PEO Sarah Friar ($)(1)(3)	Summary Compensation Table Total for PEO Nirav Tolia ($)(1)(2)	Compensation Actually Paid for PEO Nirav Tolia ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid for Non-PEO NEOs ($)(1)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)(7)	Company-Selected Measure: Revenue ($)(8)

							Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)

2025	—	—	3,262,222	176,546	2,041,132	1,276,000	16	110	(54,204,000)	257,647,000
2024	429,887	(2,179,392)	21,177,204	22,970,771	1,806,642	1,075,741	18	99	(98,063,000)	247,276,000
2023	2,935,566	3,383,305	—	—	2,137,004	2,179,224	15	75	(147,765,000)	218,309,000
2022	8,345,638	(25,774,942)	—	—	1,807,149	(2,667,549)	16	50	(137,916,000)	212,765,000
2021	20,110,434	72,326,440	—	—	2,047,492	5,423,173	61	91	(95,325,000)	192,197,000

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	Sarah Friar served as our PEO for the entirety of 2021, 2022, and 2023. For 2024, our PEOs were Sarah Friar and Nirav Tolia. Nirav Tolia served as our PEO for the entirety of 2025.
Our Non-PEO NEOs for the applicable years were as follows:
•2021: Michael Doyle and John Orta
•2022: Michael Doyle, John Orta and Heidi Andersen
•2023: Michael Doyle, Matthew Anderson, Heidi Andersen and John Orta
•2024: Matthew Anderson, Sophia Schwartz, John Orta, and Heidi Andersen
•2025: Indrajit Ponnambalam, Craig Lisowski, Sophia Schwartz, Michael Kiernan, and Matt Anderson

Peer Group Issuers, Footnote	The TSR Peer Group consists of the Dow Jones Internet Composite Index, an independently prepared index composed of the 40 largest U.S. companies in the internet industry, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested in our Class A common stock on November 8, 2021, through the end of the year listed in our of our Class A common stock and in the Dow Jones Internet Composite Index (same period as used in footnote 5). Historic stock price performance is not necessarily indicative of future stock price performance.
PEO Total Compensation Amount			$ 2,935,566	$ 8,345,638	$ 20,110,434
PEO Actually Paid Compensation Amount			3,383,305	25,774,942	72,326,440
Adjustment To PEO Compensation, Footnote	Amounts reported in this column represent the compensation actually paid to the PEO, based on their total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEOs		Nirav Tolia
		2025 ($)

Summary Compensation Table - Total Compensation	(a)	3,262,222
–
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	(2,216,555)
+
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Options Awards Granted in Fiscal Year	(c)	2,484,601
+
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	(3,062,375)
+
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	240,968
+
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	(532,315)
–
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—
=
Compensation Actually Paid		176,546
a.Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
b.Represents the aggregate grant date fair value of the stock awards and option awards granted to our PEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
c.Represents the aggregate fair value as of the indicated fiscal year-end of the PEOs' outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
d.Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the PEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.
e.Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the PEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
f.Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the PEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
g.Represents the aggregate fair value as of the last day of the prior fiscal year of the PEOs' stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 2,041,132	$ 1,806,642	2,137,004	1,807,149	2,047,492
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,276,000	1,075,741	2,179,224	2,667,549	5,423,173
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent the compensation actually paid to the Non-PEO NEOs in the indicated fiscal year, based on the average total compensation for such Non-PEO NEOs reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

NEO Average		2025 ($)

Summary Compensation Table - Average Total Compensation	(a)	2,041,132
–
Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	(1,592,252)
+
Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Options Awards Granted in Fiscal Year	(c)	1,460,242
+
Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	(98,369)
+
Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	77,616
+
Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	(229,378)
–
Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	(382,991)
=
Compensation Actually Paid		1,276,000
a.Please see footnote 1 for the Non-PEO NEOs included in the average for each indicated fiscal year.
b.Represents the average Total Compensation as reported in the Summary Compensation Table for the Non-PEO NEOs in the indicated fiscal year, computed in accordance with FASB ASC 718.
c.Represents the average aggregate grant date fair value of the stock awards and option awards granted to the Non-PEO NEOs during the indicated fiscal year, computed in accordance with FASB ASC 718.
d.Represents the average aggregate fair value as of the indicated fiscal year-end of the Non-PEO NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.
e.Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the Non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718.
f.Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to the Non-PEO NEOs and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
g.Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by the Non-PEO NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.
h.Represents the average aggregate fair value as of the last day of the prior fiscal year of the Non-PEO NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices and various accounting valuation assumptions, but does not reflect actual amounts paid out for those awards. Compensation Actually Paid generally fluctuates due to stock price performance. We believe the “Compensation Actually Paid” in each of the years reported above and over the four-year cumulative period are reflective of the Compensation and People Development Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and the introduction of RSUs to the annual equity award in 2023. Below are graphs showing the relationship of Compensation Actually Paid to our PEO and Non-PEO NEOs for 2021, 2022, 2023, 2024, and 2025 to (1) TSR of both our common stock and the Dow Jones Internet Composite Index, (2) our net loss, and (3) our revenue:

Compensation Actually Paid vs. Net Income
Compensation Actually Paid, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices and various accounting valuation assumptions, but does not reflect actual amounts paid out for those awards. Compensation Actually Paid generally fluctuates due to stock price performance. We believe the “Compensation Actually Paid” in each of the years reported above and over the four-year cumulative period are reflective of the Compensation and People Development Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and the introduction of RSUs to the annual equity award in 2023. Below are graphs showing the relationship of Compensation Actually Paid to our PEO and Non-PEO NEOs for 2021, 2022, 2023, 2024, and 2025 to (1) TSR of both our common stock and the Dow Jones Internet Composite Index, (2) our net loss, and (3) our revenue:

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices and various accounting valuation assumptions, but does not reflect actual amounts paid out for those awards. Compensation Actually Paid generally fluctuates due to stock price performance. We believe the “Compensation Actually Paid” in each of the years reported above and over the four-year cumulative period are reflective of the Compensation and People Development Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and the introduction of RSUs to the annual equity award in 2023. Below are graphs showing the relationship of Compensation Actually Paid to our PEO and Non-PEO NEOs for 2021, 2022, 2023, 2024, and 2025 to (1) TSR of both our common stock and the Dow Jones Internet Composite Index, (2) our net loss, and (3) our revenue:

Total Shareholder Return Vs Peer Group
Compensation Actually Paid, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices and various accounting valuation assumptions, but does not reflect actual amounts paid out for those awards. Compensation Actually Paid generally fluctuates due to stock price performance. We believe the “Compensation Actually Paid” in each of the years reported above and over the four-year cumulative period are reflective of the Compensation and People Development Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and the introduction of RSUs to the annual equity award in 2023. Below are graphs showing the relationship of Compensation Actually Paid to our PEO and Non-PEO NEOs for 2021, 2022, 2023, 2024, and 2025 to (1) TSR of both our common stock and the Dow Jones Internet Composite Index, (2) our net loss, and (3) our revenue:

Tabular List, Table

Financial Performance Measures

1. Revenue	2. Adjusted EBITDA	3. Platform WAU

Total Shareholder Return Amount	$ 16	18	15	16	61
Peer Group Total Shareholder Return Amount	110	99	75	50	91
Net Income (Loss)	$ (54,204,000)	$ (98,063,000)	$ 147,765,000	$ 137,916,000	$ 95,325,000
Company Selected Measure Amount	257,647,000	247,276,000	218,309,000	212,765,000	192,197,000
PEO Name		1.Sarah Friar	1.Sarah Friar	1.Sarah Friar
Additional 402(v) Disclosure	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our Non-PEO NEOs.
There were no dividends or other earnings paid on stock awards or option awards in the covered fiscal years.
There were no dividends or other earnings paid on stock awards or option awards in the covered fiscal years.
	Pursuant to rules of the SEC, the comparison assumes $100 was invested on November 8, 2021 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.The dollar amounts represent the amount of net income (loss) reflected in our audited financial statements for the applicable fiscal year.We determined revenue to be the most important financial performance measure used to link company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs because revenue is a key driver of our performance and stockholder value creation, and given our stage, our focus is on growing our revenue. Revenue was also weighted in the Chief Executive Officer's annual bonus plan for 2025, presenting 50% of the total bonus opportunity. The dollar amounts represent the amount of revenue reflected in our audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	1. Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	2. Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	3. Platform WAU
Tolia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,262,222	$ 21,177,204
PEO Actually Paid Compensation Amount	$ 176,546	22,970,771
PEO Name	Nirav Tolia
Friar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		429,887
PEO Actually Paid Compensation Amount		$ (2,179,392)
PEO Name	Sarah Friar
PEO | Tolia [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,216,555)
PEO | Tolia [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,484,601
PEO | Tolia [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,062,375)
PEO | Tolia [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	240,968
PEO | Tolia [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(532,315)
PEO | Tolia [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,592,252)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,460,242
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,369)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	77,616
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(229,378)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (382,991)